TERMINATION OF HYDROELECTRIC CONCESSIONS	12 Months Ended
Dec. 31, 2024
Termination Of Hydroelectric Concessions
TERMINATION OF HYDROELECTRIC CONCESSIONS

NOTE 20: TERMINATION OF HYDROELECTRIC CONCESSIONS

As the hydroelectric concessions timely granted by the Federal Government and, in some cases, by the Provinces approach expiration, on March 10, 2022, SE Resolution No. 130/22 was published, creating a Concessioned Hydroelectric Exploitations Team (“ETAHC”) to evaluate the status of the hydropower concessions under national jurisdiction, including HIDISA, HINISA, and HPPL.

Through Executive Orders No. 1,021/24 and 1,085/24, the Province of Mendoza established a 12-month transition period for HINISA’s concession as from June 1, 2024, the concession contract’s expiration date, allowing the exploitation of the water resource during such period. It was also determined that the Undersecretary of Energy and Mining would exercise control activities during such period. Moreover, SE Resolution No. 98/24 reduced the concession contract’s transition period to 6 months, extendable for a like period; through SE Resolution No. 383/24, it was extended for a 6-month period. According to the information provided, the new transition period’s termination date will be June 1, 2025.

On October 19, 2024, HIDISA’s concessions —one for the assets and the use of water resources, granted by the Province of Mendoza, and the other for the generation of electric power, granted by the Federal Government— expired. On October 18, 2024, through Executive Order No. 2,096/24, the Province of Mendoza set a 12-month transition period as from the expiration date and established that the Undersecretary of Energy and Mining of the Ministry of Energy and Environment would act as overseer. At the national level, through SCEyM Resolution No. 01/24, the Secretariat of Energy and Mining Coordination established a transition period until June 1, 2025, and appointed the Undersecretary of Electric Energy as overseer.